Offerings - Offering: 1	Oct. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	7,187,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 35,937,500.00
Amount of Registration Fee	$ 4,962.97
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.

The Registrant previously registered an aggregate of 7,187,500 Ordinary Shares with a proposed maximum aggregate offering price of $35,937,500, and paid registration fees totaling $4,962.97. The Registrant has subsequently reduced the number of Ordinary Shares being offered to 2,500,000 Ordinary Shares, to be offered by the Registrant on a self-underwritten, best-efforts basis at a fixed price of $1.50 per Ordinary Share, for a maximum aggregate offering price of $3,750,000.